Other Current Assets - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Mar. 31, 2017
Long-term receivables from financial leasing service		¥ 244,405	¥ 132,821
Receivables from financial remaining leasing service term	Reclassified from other non-current assets to other current assets because the remaining financial leasing term was less than one year
Receivables from financial leasing service	$ 31,426	¥ 216,071
Minimum
Long-term receivables from financial leasing service term				2 years
Maximum
Long-term receivables from financial leasing service term				3 years